LONG-TERM DEBT (Deposit-Linked Loan) - Additional Information (Detail)	12 Months Ended			0 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 04, 2013 Deposit-Linked Loan [Member] USD ($)	Mar. 04, 2013 Deposit-Linked Loan [Member] HKD	May 20, 2011 Deposit-Linked Loan [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] HKD	Dec. 31, 2014 Deposit-Linked Loan [Member]	Dec. 31, 2012 Deposit-Linked Loan [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] HKD	Dec. 31, 2014 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member]	Mar. 04, 2013 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] USD ($)	Mar. 04, 2013 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] CNY
Long-Term Debt [Line Items]
Total long-term debt	$ 3,902,781,000	$ 2,533,460,000									$ 353,278,000		2,748,500,000
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan															368,177,000	2,300,000,000	353,278,000	2,300,000,000
Maturity date								May 20, 2013
Minimum voluntary prepayments with 30 days' prior notice						64,267,000	500,000,000
Interest rate per annum											2.88%	2.88%	2.88%
Forward exchange rate contracts amount									4,000,000	25,845,867	8,000,000	52,325,000
Reclassification to earnings upon settlement of forward exchange rate contracts	0	0	138,000						138,000
Prepayments of long-term debt	$ 262,563,000	$ 1,667,969,000	$ 2,755,000	$ 353,278,000	2,748,500,000
Date of release of RMB Bonds proceeds held as security deposit for Deposit-Linked Loan														Mar. 04, 2013